Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares (US$0.0001 par value) Class A	Ordinary Shares (US$0.0001 par value) Class B	Additional Paid-in Capital	Statutory Reserve	Retained earnings	Accumulated Other Comprehensive Loss (Income)	Total
Balance at Dec. 31, 2023			$ 1,250	$ 7,037,503	$ 200,229	$ 1,756,183	$ (32,160)	$ 8,963,005
Balance (in Shares) at Dec. 31, 2023	[1]		12,500,000
Net income (loss)						1,606,489		1,606,489
Appropriated statutory surplus reserves					160,854	(160,854)
Foreign currency translation adjustment							(302,960)	(302,960)
Balance at Dec. 31, 2024			$ 1,250	7,037,503	361,083	3,201,818	(335,120)	10,266,534
Balance (in Shares) at Dec. 31, 2024	[1]		12,500,000
Share issuance upon the initial public offering		$ 200		7,999,800				8,000,000
Share issuance upon the initial public offering (in Shares)	[1]	2,000,000
Net income (loss)						(5,446,252)		(5,446,252)
Share-based compensation		$ 440		5,141,560				5,142,000
Share-based compensation (in Shares)	[1]	4,400,000
Offering cost incurred for initial public offering				(2,451,800)				(2,451,800)
Foreign currency translation adjustment							624,387	624,387
Balance at Dec. 31, 2025		$ 640	$ 1,250	$ 17,727,063	$ 361,083	$ (2,244,434)	$ 289,267	$ 16,134,869
Balance (in Shares) at Dec. 31, 2025	[1]	6,400,000	12,500,000

[1]	The shares are presented on a retrospective basis.